Fair Value Measurements - Summary of assets that are measured at fair value on a recurring basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Asset impairment charge	$ 0	$ 5,313,176	$ 8,596,201	$ 5,169,951